Parent Only Financial Information (Tables)	6 Months Ended
Jun. 30, 2025
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	29,762	4,210
Short-term investments	107,878	137,496
Prepayments and other assets, net	—	3,579
Total current asset	137,640	145,285
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,714,269	1,714,518
Total non-current asset	1,714,269	1,714,518
Total assets	1,851,909	1,859,803
Liabilities
Current liability
Accrued expenses and other current liabilities	35,478	40,853
Convertible debt	—	9,737
Total current liability	35,478	50,590
Total liabilities	35,478	50,590
Shareholders’ equity
Class A ordinary shares	136	253
Additional paid-in capital	5,388,038	5,420,483
Accumulated other comprehensive loss	(383,235)	(383,833)
Accumulated deficit	(3,188,508)	(3,227,690)
Total shareholders’ equity	1,816,431	1,809,213
Total liabilities and shareholders’ equity	1,851,909	1,859,803

Schedule of Condensed Statements of Income/(Loss)	Condensed Statements of Income/(Loss)
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
General and administrative expenses	(5,121)	(37,892)
Total operating expenses	(5,121)	(37,892)
Loss from operations	(5,121)	(37,892)
Equity income/(loss) of subsidiaries and the VIE and VIE’s subsidiaries	17,449	(4,265)
Other income:
Interest income, net	845	59
Gain on short-term investments	—	2,916
Income/(loss) before income tax	13,173	(39,182)
Income tax expense	—	—
Net income/(loss)	13,173	(39,182)
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net income/(loss) attributable to ordinary shareholders	13,173	(39,182)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Net cash used in operating activities	(2,158)	(37,386)
Cash flows from investing activities
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	(249)
Investment in short-term investments	—	(41,685)
Proceeds from redemption of short-term investments	—	11,532
Net cash used in investing activities	—	(30,402)
Cash flows from financing activities
Proceeds from issuance of convertible promissory note, net of issuance costs	—	42,278
Net cash provided by financing activities	—	42,278
Effect of exchange rate changes on cash and cash equivalents	320	(42)
Net decrease in cash and cash equivalents	(1,838)	(25,552)
Cash and cash equivalents at the beginning of the period	61,230	29,762
Cash and cash equivalents at the end of the period	59,392	4,210